Fair values - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets.
Securities in "Marketable securities and short-term investments"	$ 712	$ 1,083
Liabilities
Derivative liabilities-current in "Other current liabilities"	192	207
Derivative liabilities-non-current in "Other non-current liabilities"	37	70
Financial assets reclassification from Level 1 to Level 2	0	0	$ 0
Financial assets reclassification from Level 2 to Level 1	0	0	0
Financial liabilities reclassification from Level 1 to Level 2	0	0	0
Financial liabilities reclassification from Level 2 to Level 1	0	0	$ 0
Recurring
Assets.
Receivable under securities lending arrangement		79
Derivative assets-current in "Other current assets"	143	211
Derivative assets-non-current in "Other non-current assets"	63	93
Total financial assets, fair value	711	890
Liabilities
Derivative liabilities-current in "Other current liabilities"	192	207
Derivative liabilities-non-current in "Other non-current liabilities"	37	70
Total financial liabilities, fair value	229	277
Non-recurring
Assets.
Total financial assets, fair value	0	0
Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	203	165
Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	214	125
Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		2
Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	88	215
Level 1 | Recurring
Assets.
Receivable under securities lending arrangement		79
Total financial assets, fair value	214	204
Level 1 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	214	125
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	143	211
Derivative assets-non-current in "Other non-current assets"	63	93
Total financial assets, fair value	497	686
Liabilities
Derivative liabilities-current in "Other current liabilities"	192	207
Derivative liabilities-non-current in "Other non-current liabilities"	37	70
Total financial liabilities, fair value	229	277
Level 2 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	203	165
Level 2 | Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		2
Level 2 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	$ 88	$ 215